Share Capital - Components of Common Shares Issued and Outstanding (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Common Stock [Line Items]
Common shares	121,540,562	123,236,813	109,722,975
Total common shares outstanding including convertible equity instruments	129,806,303	132,132,451
Stock options [Member]
Schedule Of Common Stock [Line Items]
Securities convertible into common shares, Stock options	8,185,949	8,821,980
DSU Plan [Member]
Schedule Of Common Stock [Line Items]
Securities convertible into common shares, Deferred stock units (DSUs)	79,792	73,658